Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income / (Loss):

(in millions of Euros)	Notes	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses)—net
Realized gains / (losses) on foreign currency derivatives—net	9	9	(19)	(46)
Unrealized (losses) / gains on foreign currency derivatives—net(A)	9	(1)	16	40
Derivatives that qualify for hedge accounting
Included in Revenue
Realized gains / (losses) on foreign currency derivatives—net	9	4	1	—
Unrealized (losses) / gains on foreign currency derivatives—net	9	(2)	1	—
Included in Other gains / (losses)—net
Realized (losses) / gains on foreign currency derivatives—net	9	(2)	3	—
Unrealized gains / (losses) on foreign currency derivatives—net		—	—	—
Realized gains / (losses) in ineffective portion of derivatives		—	—	—
Included in other comprehensive income / (Loss)
Unrealized (losses) / gains on foreign currency derivatives—net		(23)	48	(27)
(Losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		(2)	(2)	—

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.

Summary of Exposure to Financial Counterparties by Rating Type

The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31, 2018		At December 31, 2017
	Number of financial counterparties(A)	Exposure (in millions of Euros)	Number of financial counterparties(A)	Exposure (in millions of Euros)
Rated Aa or better	2	22	3	52
Rated A	8	110	12	224
Rated Baa	2	4	3	19

Total	12	136	18	295

(A)	Financial Counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.

Summary of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings

The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2018 and December 31, 2017 respectively to the contractual maturity date.

	At December 31, 2018			At December 31, 2017
	Less than 1 year	Between 1 - 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net debt derivatives	5	12	—	6	3	—
Net cash flows from derivative assets related to currencies and commodities	22	12	—	59	15	—

Total	27	24	—	65	18	—

	Notes	At December 31, 2018			At December 31, 2017
		Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 years	After 5 years
Financial liabilities
Borrowings(A)		6	315	1,754	67	318	1,692
Interest(B)		114	422	173	103	421	264
Net debt derivatives		3	4	—	3	10	—
Net cash flows from derivative liabilities related to currencies and commodities		56	35	—	17	11	—
Trade payables and other (excludes deferred revenue and contract liabilities)	20	900	18	—	920	20	—

Total		1,079	794	1,927	1,110	780	1,956

(A)	Borrowings include the pan US ABL facility, which is considered short-term in nature and is included in the category “Less than 1 year” but exclude finance leases.
(B)	Interests disclosed are undiscounted forecast interest.

Currency risk [member]
Statement [LineItems]
Summary of Nominal Value of Derivatives

The following tables outline the nominal value (converted in millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures as at December 31, 2018.

Forward derivative sales	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2019-2024	519	276
EUR/CHF	2019-2023	64	14
Other currencies	2019-2020	17	1

Forward derivative purchases	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2019-2024	543	93
EUR/CHF	2019-2024	118	62
EUR/CZK	2019-2020	76	61
Other currencies	2019	4	—

Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement:

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives
Included in Finance costs—net
Realized gains / (losses) on foreign currency derivatives—net	5	31	15
Unrealized gains / (losses) on foreign currency derivatives—net	23	(110)	30

Total	28	(79)	45

Commodity price risk [member]
Statement [LineItems]
Summary of Nominal Value of Derivatives

At December 31, 2018, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2019-2023	392	48
Premium	2019-2021	10	4
Copper	2019-2021	5	5
Silver	2019-2020	9	—
Zinc	2019-2021	8	17
Natural gas	2019-2020	4	2

Summary of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains / (losses)—net.

(in millions of Euros)	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives
Included in Other gains / (losses)—net
Realized gain / (loss) on commodity derivatives—net	7	16	(16)
Unrealized (loss) / gain on commodity derivatives—net	(83)	41	31

Non Us [member]
Statement [LineItems]
Summary of Impact on Profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro

The largest exposures of the Group are related to the Euro/US Dollar exchange rate. The table below summarizes the impact on profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro for non US Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	5	—
Trade payables	(1)	—
Derivatives on commercial transaction(A)	18	(34)

Commercial transaction exposure	22	(34)

Cash in Bank and intercompany loans	133	—
Borrowings	(150)	—
Derivatives on financing transaction	17	—

Financing transaction exposure	—	—

Total	22	(34)

(A)

Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity (€34 million) relates to derivatives hedging future sales spread from 2019 to 2022 which are designated as cash flow hedges.

USD [member]
Statement [LineItems]
Summary of Impact on Profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro

The table below summarizes the impact on profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for US Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening US Dollar/Euro	(5)	7